Report Of The Directors Financial Review Risk Report - Non-trading VaR 99% 1 Day (Details) - Non-trading portfolios - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 96.3	$ 171.4
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	128.2	152.2
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	183.8	182.1
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	93.3	123.3
Interest rate (IR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	88.5	157.0
Interest rate (IR) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	119.0	131.6
Interest rate (IR) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	164.1	171.9
Interest rate (IR) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	88.5	100.2
Credit spread (CS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	46.7	46.5
Credit spread (CS) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	46.1	52.8
Credit spread (CS) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	71.9	82.8
Credit spread (CS) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.5	36.9
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(38.9)	(32.1)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (36.9)	$ (32.1)